Risks and Uncertainities (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2024 USD ($)
Risks and Uncertainities [Line Items]
Payment for compensation	$ 500,000	$ 64,111
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Risks and Uncertainities [Line Items]
Concentration risk, percentage	12.20%	12.20%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | One Vendor [Member]
Risks and Uncertainities [Line Items]
Concentration risk, percentage	29.30%	29.30%	25.50%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Two Vendor [Member]
Risks and Uncertainities [Line Items]
Concentration risk, percentage	22.90%	22.90%	24.40%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Three Vendor [Member]
Risks and Uncertainities [Line Items]
Concentration risk, percentage	15.40%	15.40%	13.20%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Four Vendor [Member]
Risks and Uncertainities [Line Items]
Concentration risk, percentage	10.30%	10.30%
HONG KONG
Risks and Uncertainities [Line Items]
Cash	$ 12,625,916			$ 1,625,439
Insured amount (in Dollars)	500,000
PRC [Member]
Risks and Uncertainities [Line Items]
Deposits	$ 1,221,016		$ 375,651	$ 157,191